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                        MORGAN GRENFELL INVESTMENT TRUST

                                One South Street

                            Baltimore, Maryland 21202

                                  March 5, 2002

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC 20549

Re:    MORGAN GRENFELL INVESTMENT TRUST (the "Registrant")

         Fixed Income Fund                International Select Equity Fund
         Municipal Bond Fund              European Equity Fund
         Short-Term Fixed Income Fund     Emerging Markets Equity Fund
         Short-Term Municipal Bond Fund   Emerging Markets Debt Fund
         High Yield Bond Fund
         Total Return Bond
         (collectively, the "Funds")
         1933 Act File No. 33-68704
         1940 Act File No. 811-4760

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above-named Trust hereby certifies that the definitive forms of prospectuses and statements of additional information for the Funds, dated February 28, 2002, do not differ from the forms of prospectuses and statements of additional information contained in the most recent registration statement for the Trust, which was electronically filed under Rule 485(b) as Post-Effective Amendment
No. 44 on February 28, 2002.

If you have any questions regarding this certification, please call Fran Pollack-Matz at (410) 895-3288.

                                    Very truly yours,

                                    /s/ Daniel O. Hirsch

                                    Daniel O. Hirsch
                                    Secretary